RECAPITALIZATION (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 22, 2021 £ / shares	Feb. 18, 2020 $ / shares	Feb. 18, 2020 £ / shares
Cash and cash equivalents | $		$ 20,973	$ 11,990
Assets | $		$ 58,794	49,099
Warrants exercisable		733,566
Exercise price of warrants | (per share)	$ 1.51				£ 1.10	$ 1.30	£ 100
Representative units	240,000
Fair value adjustment of warrants | $	$ 12,593
Loss on issuance of securities in recapitalization transaction | $		$ 17,744
LOAC Advisor [Member]
Representative units	240,000
Stock exercisable date	Aug. 28, 2023
[custom:WarrantsDescription]	exercisable at $11.50 per unit or $1.39 per common share of the Company. Each unit can be exercised for both 8.28465 common shares, exercising into 1,988,316 common shares of the Company and a warrant to purchase 3.76575 common shares at an exercise price of $1.53 per common share into 903,780 common shares of the Company. Each warrant granted on exercise of the representative unit would convert to a public warrant and would carry the same rights and remaining term as the issued Public warrants.
Investors [Member]
Warrants issued	7,530,000
Backstop Warrants [Member]
Fair value adjustment of warrants | $	$ 12,854
Public Warrant [Member]
Warrants issued	4,000,000
Warrant term	5 years
Warrants exercisable	15,063,000
Exercise price of warrants | $ / shares	$ 1.53
Private Warrant [Member]
Warrants issued	320,000
Warrant term	5 years
Warrants exercisable	1,205,040
Exercise price of warrants | $ / shares	$ 1.53
Common Stock [Member]
Warrants issued	7,530,000
Exercise price of warrants | $ / shares	$ 0.0034
LOAC [Member]
Stock issued during period, shares, acquisitions	7.5315
Cash and cash equivalents | $	$ 11,500
Equity method investment, ownership percentage	100.00%
Exercise price of warrants | (per share)	$ 1.51				£ 1.10
LOAC [Member] | LOAC Shareholders and Associated Investors [Member]
Stock issued during period, shares, acquisitions	31,048,192
LOAC [Member] | Backstop Warrants [Member]
Assets | $	$ 11,543
Debt issuance costs, net | $	$ 16,683